Reporting Entity and Group Information (Tables)	12 Months Ended
Dec. 31, 2024
Reporting Entity and Group Information [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements of ADSE include:

Dec. 31, 2024			Shareholding
Group companies	City	Country	Direct or indirect
ADS-TEC Energy PLC (“ADSE Holdco”)	Dublin	Ireland	Parent company
ads-tec Energy GmbH (“ADSE GM”)	Nürtingen	Germany	100%
ads-tec Energy, INC. (“ADSE US”)	Sarasota	USA	100%
ads-tec Energy Service GmbH (“ADSE Service”)	Nürtingen	Germany	100%
ads-tec Energy Schweiz GmbH (“ADSE CH”)	Zurich	Switzerland	100%

Schedule of Reporting Date Shareholders

As of the reporting date shareholders of ADSE Holdco are as follows:

Shareholders	Ordinary shares	Percentage
Treasury shares	80,247	0.00%
ads-tec Holding GmbH	17,620,882	33.65%
Bosch Thermotechnik GmbH	8,062,451	15.40%
Robert Bosch GmbH	2,400,000	4.58%
Others	24,279,183	46.37%
Total Issued shares	52,442,763
less Treasury shares	80,247
Total Outstanding shares	52,362,516	100%